GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss	$ 994	$ 206	$ 205
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss	34	0	0
Tangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss	$ 960	$ 206	$ 205